Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Net Assets [Abstract]
Annual after-tax profit, percentage	10.00%
Registered capital, percentage	50.00%
Net assets (in Dollars)	$ 75,858,780	$ 75,858,780
WFOE [Member]
Restricted Net Assets [Abstract]
Annual after-tax profit, percentage	10.00%
Registered capital, percentage	50.00%